FINANCIAL RISK MANAGEMENT - Schedule of Exchange Rates for Foreign Currencies (Details) - VEON Holdings B.V. [Member]	Dec. 31, 2025
January 01, 2024 [Member] | USD [Member]
FINANCIAL RISK MANAGEMENT - Schedule of Exchange Rates for Foreign Currencies (Details) [Line Items]
Exchange rates for foreign currencies	37.982
January 01, 2024 [Member] | EUR [Member]
FINANCIAL RISK MANAGEMENT - Schedule of Exchange Rates for Foreign Currencies (Details) [Line Items]
Exchange rates for foreign currencies	42.208
Average for 2024 [Member] | USD [Member]
FINANCIAL RISK MANAGEMENT - Schedule of Exchange Rates for Foreign Currencies (Details) [Line Items]
Exchange rates for foreign currencies	40.159
Average for 2024 [Member] | EUR [Member]
FINANCIAL RISK MANAGEMENT - Schedule of Exchange Rates for Foreign Currencies (Details) [Line Items]
Exchange rates for foreign currencies	43.459
December 31, 2024 [Member] | USD [Member]
FINANCIAL RISK MANAGEMENT - Schedule of Exchange Rates for Foreign Currencies (Details) [Line Items]
Exchange rates for foreign currencies	42.039
December 31, 2024 [Member] | EUR [Member]
FINANCIAL RISK MANAGEMENT - Schedule of Exchange Rates for Foreign Currencies (Details) [Line Items]
Exchange rates for foreign currencies	43.926
Average for 2025 [Member] | USD [Member]
FINANCIAL RISK MANAGEMENT - Schedule of Exchange Rates for Foreign Currencies (Details) [Line Items]
Exchange rates for foreign currencies	41.69
Average for 2025 [Member] | EUR [Member]
FINANCIAL RISK MANAGEMENT - Schedule of Exchange Rates for Foreign Currencies (Details) [Line Items]
Exchange rates for foreign currencies	47.085
December 31, 2025 [Member] | USD [Member]
FINANCIAL RISK MANAGEMENT - Schedule of Exchange Rates for Foreign Currencies (Details) [Line Items]
Exchange rates for foreign currencies	42.388
December 31, 2025 [Member] | EUR [Member]
FINANCIAL RISK MANAGEMENT - Schedule of Exchange Rates for Foreign Currencies (Details) [Line Items]
Exchange rates for foreign currencies	49.857